INCOME TAXES - Disclosure of detailed information about effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase in taxes resulting from:
Income tax (recovery) expense at statutory rate	$ (1,806)	$ 4,517
Statutory tax rate	26.50%	26.50%
Non-deductible items	$ 196	$ 292
Other differences	150	346
Total income tax (recovery) expense	$ (1,460)	$ 5,155